Victory Funds

Victory RS Partners Fund	Victory RS Global Fund
Victory RS Value Fund	Victory Sophus Emerging Markets Fund
Victory RS Large Cap Alpha Fund	Victory Sophus Emerging Markets Small Cap Fund
Victory RS Investors Fund	Victory Sophus China Fund
Victory Global Natural Resources Fund	Victory INCORE Investment Quality Bond Fund
Victory RS Small Cap Growth Fund	Victory INCORE Low Duration Bond Fund
Victory RS Select Growth Fund	Victory High Yield Fund
Victory RS Mid Cap Growth Fund	Victory Tax-Exempt Fund
Victory RS Growth Fund	Victory High Income Municipal Bond Fund
Victory RS Science and Technology Fund	Victory Floating Rate Fund
Victory RS Small Cap Equity Fund	Victory Strategic Income Fund
Victory RS International Fund

Supplement dated November 3, 2016

to the Prospectus dated July 29, 2016 (“Prospectus”)

The following information hereby supersedes or supplements information contained in the Prospectus and is effective on November 7, 2016.

1.              Transfer Agent change. FIS Investor Services LLC (“FIS”) will assume the role of transfer agent for the Funds.  All references to Boston Financial Data Services, Inc. or BFDS in the Prospectus are hereby deleted and replaced with references to FIS.

2.              Phone number change. Victory Funds’ shareholder service team can be contacted by phone at 800-539-FUND (800-539-3863). All references in the Prospectus to 800-766-FUND and 800-766-3863 are hereby deleted.

3.              Contact information change. The addresses with respect to providing instructions for the purchase or sale of Fund shares or to request the SAI or shareholders reports, as stated on pp. 233, 235-236 and the back cover page of the Prospectus, are hereby updated as follows:

Regular U.S. Mail:	Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

Overnight Mail:	Victory Funds
c/o FIS TA Operations
4249 Easton Way, Suite 400
Columbus, OH 43219

Wires:	Please call the Victory Funds shareholder service team at 800-539-3863 to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

4.              SIMPLE IRAs. For SIMPLE IRAs, please use the contact information provided above.

5.              Expense Examples. Certain information in the tables under “Example” for the applicable Fundsnoted below is hereby deleted and replaced by the following:

Victory RS Investors Fund

	3 Year	5 Years	10 Years
Class A	$989	$1,312	$2,226
Class C	$670	$1,178	$2,573
Class R	$594	$1,021	$2,212
Class Y	$349	$627	$1,418

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$670	$1,178	$2,573

Victory RS Growth Fund

	3 Year	5 Years	10 Years
Class A	$913	$1,172	$1,911
Class C	$614	$1,065	$2,316
Class R	$547	$954	$2,092
Class Y	$277	$498	$1,134

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$614	$1,065	$2,316

Victory RS Small Cap Equity Fund

	5 Years	10 Years
Class A	$1,232	$2,021
Class C	$1,212	$2,655
Class R	$944	$2,052
Class Y	$579	$1,283

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	5 Years	10 Years
Class C	$1,212	$2,655

Victory RS International Fund

	3 Year	5 Years	10 Years
Class A	$1,037	$1,430	$2,527
Class C	$738	$1,347	$2,994
Class R	$617	$1,126	$2,526
Class Y	$426	$816	$1,910

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$738	$1,347	$2,994

Victory RS Global Fund

	3 Year	5 Years	10 Years
Class A	$1,009	$1,342	$2,282
Class C	$699	$1,220	$2,650
Class R	$569	$980	$2,126
Class Y	$374	$680	$1,550

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$699	$1,220	$2,650

Victory Sophus Emerging Markets Small Cap Fund

	3 Year	5 Years	10 Years
Class A	$1,156	$1,656	$3,025
Class C	$828	$1,478	$3,221
Class Y	$521	$960	$2,182

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$828	$1,478	$3,221

Victory INCORE Investment Quality Bond Fund

	3 Year	5 Years	10 Years
Class A	$496	$735	$1,420
Class C	$564	$979	$2,138
Class R	$431	$770	$1,727
Class Y	$230	$426	$993

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$564	$979	$2,138

Victory High Yield Fund

	3 Year	5 Years	10 Years
Class A	$526	$785	$1,524
Class C	$554	$979	$2,162
Class R	$431	$749	$1,652
Class Y	$261	$477	$1,101

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$554	$979	$2,162

Victory High Income Municipal Bond Fund

	3 Year	5 Years	10 Years
Class A	$464	$679	$1,296
Class C	$511	$901	$1,995
Class Y	$198	$367	$855

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$511	$901	$1,995

Victory Strategic Income Fund

	3 Year	5 Years	10 Years
Class A	$516	$775	$1,515
Class C	$569	$1,009	$2,231
Class R	$433	$761	$1,688
Class Y	$260	$483	$1,127

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	3 Year	5 Years	10 Years
Class C	$569	$1,009	$2,231

6.              Purchase and Sale of Fund Shares. The paragraph below the “Investment Minimums” table which refers to Boston Financial Data Services for the Fixed Income Funds is deleted in its entirety and replaced by the following:

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

7.              Additional Information About Risks. Certain information in the principal risks table on page 187 is hereby updated as follows:

	Small Cap Equity	International	Global	Emerging Markets	Emerging Markets Small Cap	China	Investment Quality Bond	Low Duration Bond	High Yield	Tax- Exempt	High Income Municipal Bond	Floating Rate	Strategic Income
Emerging Market Risk		X	X	X	X	X							X
Equity Securities Risk	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage- and Asset-backed Securities Risk							X	X	X				X
Non-Diversified Risk
Overweighting Risk	X	X	X	X	X	X

In addition, the following principal risk is added at the top of page 196:

Management Risk

The investment process used by a Fund’s investment team may produce incorrect judgments about the value of a particular asset and may not produce the desired results.

8.              Victory RS Global Fund Class R Performance.  The following is added as a new paragraph under “Fund Performance”:

Class R performance information that is published in other materials, including the Fund’s website, and includes performance for periods after August 15, 2016 reflects capital contributions by the Adviser in the form of expense reimbursements that were made at a time when the total assets of Class R shares were small due to a large shareholder redemption.  Without taking into consideration the effect of these expense reimbursements, the performance of the Class R shares for the same periods would have been lower.  Performance would be similar, exclusive of any class-specific differences in fees and expenses, to the performance of the Fund’s other share classes, which more accurately reflect the Fund’s performance during such periods.  The impact of the expense reimbursements on performance in future periods will vary due to fluctuations in Class R total assets and the amount of any reimbursements.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory RS Partners Fund	Victory RS Global Fund
Victory RS Value Fund	Victory Sophus Emerging Markets Fund
Victory RS Large Cap Alpha Fund	Victory Sophus Emerging Markets Small Cap Fund
Victory RS Investors Fund	Victory Sophus China Fund
Victory Global Natural Resources Fund	Victory INCORE Investment Quality Bond Fund
Victory RS Small Cap Growth Fund	Victory INCORE Low Duration Bond Fund
Victory RS Select Growth Fund	Victory High Yield Fund
Victory RS Mid Cap Growth Fund	Victory Tax-Exempt Fund
Victory RS Growth Fund	Victory High Income Municipal Bond Fund
Victory RS Science and Technology Fund	Victory Floating Rate Fund
Victory RS Small Cap Equity Fund	Victory Strategic Income Fund
Victory RS International Fund

Supplement dated November 3, 2016 to the Statement of Additional Information

dated July 29, 2016, as revised on September 12, 2016 (“SAI”)

The following information hereby supersedes or supplements information contained in the SAI and is effective on November 7, 2016.

1.              Transfer Agent change. FIS Investor Services LLC, 4249 Eason Way, Suite 400, Columbus, Ohio 43219, will assume the role of transfer agent for the Funds.

2.              Custodian change. Citibank, N.A., 388 Greenwich Street, New York, NY 10013, will assume the role of custodian for the Funds and will cash settle trades made by the Funds.

3.              Administrator and Fund Accountant change. Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, will assume the role of administrator and fund accountant for the Funds.

4.              Sub-Administrator and Sub-Fund Accountant. Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will assume the role of sub-administrator and sub-fund accountant for the Funds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.